ORDINARY SHARE AND SHARE INCENTIVE PLANS - Stock Option Activity (Details) - 2017 Equity Incentive Plan - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of shares outstanding
Options Outstanding at the beginning of the period (in shares)	1,056	181
Options granted (in shares)	850	875
Options forfeited or expired (in shares)	(451)
Options Outstanding at the end of the period (in shares)	1,455	1,056
Weighted average exercise price
Options Outstanding at the beginning of the period (in dollars per share)	$ 1.33	$ 2.24
Options granted (in dollars per share)	1.07	1.14
Options forfeited or expired (in dollars per share)	1.52
Options Outstanding at the end of the period (in dollars per share)	$ 1.12	$ 1.33